Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 925,000
Previously Paid Amount	0.00
Total Fee Amount	141.62
Total Offset Amount	0.00
Net Fee	141.62
Narrative - Max Aggregate Offering Price	$ 925,000
Final Prospectus	true